Trade receivables (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade Receivables [line items]
Receivables from subscribers	₺ 3,897,783	₺ 4,226,225
Undue assigned contracted receivables	2,247,674	1,878,484
Accounts and notes receivable	519,605	723,740
Current trade receivables	6,665,062	6,828,449
Letters of guarantee received	442,520	395,219
Non-current undue assigned contracted receivables	198,628	278,552
Non-current trade receivables	298,759	421,256
Loss Allowance
Trade Receivables [line items]
Current trade receivables	₺ (620,074)	₺ (1,024,206)